UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of Registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor, Raleigh, NC	27601-0575
(Address of principal executive offices)	(Zip code)

Keith F. Karlawish, President, BB&T Funds, 434 Fayetteville Street Mall 5th Floor, Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1.	Schedule of Investments.

BB&T Equity Index Fund

Schedule of Portfolio Investments

March 31, 2007

(Unaudited)

Fair Value
Mutual Funds (100.4%)
S&P 500 Index Master Portfolio	$122,295,762

TOTAL MUTUAL FUNDS	$122,295,762

TOTAL INVESTMENTS – 100.4%	$122,295,762

Percentages based on net assets of $121,843,314.

See accompanying notes to the Schedule of Portfolio Investments.

Notes to Schedule of Investments

March 31, 2007

(Unaudited)

1. Organization:

The BB&T Equity Index Fund (the “Fund”) commenced operations on September 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment company. The Fund is a separate series of the BB&T Funds (“Trust”), a Massachusetts business trust organized in 1992. The Fund invests substantially all of its investable assets in the S&P 500 Index Master Portfolio (the “Master Portfolio”) of the Master Investment Portfolio (“MIP”), a diversified open-end management investment company registered under the 1940 Act, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as investment advisor for the Master Portfolio. The Master Portfolio’s Schedule of Investments are included in this Form and should be read in conjunction with the Fund’s Schedule of Portfolio Investments. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest of 4.44% in the net assets of the Master Portfolio at March 31, 2007.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Portfolio Investments (the “Schedule”). The policies are in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of the Schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the Schedule. Actual results could differ from those estimates.

(A) Security Valuation – The Fund records its investments in the Master Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to the Schedule of Investments, which are included in this Form.

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

March 31, 2007 (Unaudited)

Security			Shares	Value
COMMON STOCKS—99.17%
ADVERTISING—0.18%
Interpublic Group of Companies Inc.	(a	) (b)	94,573	$1,164,194
Omnicom Group Inc.	(b	)	36,533	3,740,249

				4,904,443

AEROSPACE & DEFENSE—2.16%
Boeing Co. (The)			169,218	15,045,172
General Dynamics Corp.			86,555	6,612,802
Goodrich Corp.	(b	)	26,735	1,376,318
L-3 Communications Holdings Inc.			26,692	2,334,749
Lockheed Martin Corp.			76,171	7,390,110
Northrop Grumman Corp.			73,867	5,482,409
Raytheon Co.			95,079	4,987,844
Rockwell Collins Inc.			36,070	2,414,165
United Technologies Corp.			214,778	13,960,570

				59,604,139

AGRICULTURE—2.00%
Altria Group Inc.			448,619	39,393,234
Archer-Daniels-Midland Co.			140,543	5,157,928
Monsanto Co.			116,207	6,386,737
Reynolds American Inc.	(b	)	36,617	2,285,267
UST Inc.	(b	)	34,349	1,991,555

				55,214,721

AIRLINES—0.09%
Southwest Airlines Co.	(b	)	169,147	2,486,461

				2,486,461

APPAREL—0.46%
Coach Inc.	(a	)	78,549	3,931,377
Jones Apparel Group Inc.			23,719	728,885
Liz Claiborne Inc.	(b	)	21,916	939,101
Nike Inc. Class B			40,323	4,284,722
Polo Ralph Lauren Corp.			13,028	1,148,418
VF Corp.	(b	)	19,068	1,575,398

				12,607,901

AUTO MANUFACTURERS—0.39%
Ford Motor Co.	(b	)	403,690	3,185,114
General Motors Corp.			120,915	3,704,836
PACCAR Inc.	(b	)	53,076	3,895,778

				10,785,728

AUTO PARTS & EQUIPMENT—0.19%
Goodyear Tire & Rubber Co. (The)	(a	)	37,341	1,164,666
Johnson Controls Inc.	(b	)	41,854	3,960,225

				5,124,891

BANKS—6.45%
Bank of America Corp.			961,253	49,043,128
Bank of New York Co. Inc. (The)			163,458	6,628,222
BB&T Corp.			115,670	4,744,783
Comerica Inc.			34,132	2,017,884
Commerce Bancorp Inc.			40,114	1,339,005
Compass Bancshares Inc.	(b	)	27,702	1,905,898
Fifth Third Bancorp	(b	)	119,330	4,616,878
First Horizon National Corp.	(b	)	26,713	1,109,391
Huntington Bancshares Inc.			50,128	1,095,297
KeyCorp			85,823	3,215,788
M&T Bank Corp.	(b	)	16,557	1,917,797
Marshall & Ilsley Corp.	(b	)	54,561	2,526,720
Mellon Financial Corp.	(b	)	88,747	3,828,546
National City Corp.			126,680	4,718,830
Northern Trust Corp.	(b	)	40,042	2,408,126
PNC Financial Services Group			74,115	5,334,057
Regions Financial Corp.	(b	)	155,924	5,515,032
State Street Corp.	(b	)	71,429	4,625,028
SunTrust Banks Inc.			76,502	6,352,726
Synovus Financial Corp.	(b	)	69,769	2,256,329
U.S. Bancorp	(b	)	379,058	13,255,658
Wachovia Corp.			409,200	22,526,460
Wells Fargo & Co.			725,760	24,987,917
Zions Bancorporation			22,825	1,929,169

				177,898,669

BEVERAGES—2.06%
Anheuser-Busch Companies Inc.			164,478	8,299,560
Brown-Forman Corp. Class B			16,891	1,107,374
Coca-Cola Co. (The)			436,411	20,947,728
Coca-Cola Enterprises Inc.			59,402	1,202,890
Constellation Brands Inc. Class A	(a	) (b)	44,534	943,230
Molson Coors Brewing Co. Class B			9,747	922,261
Pepsi Bottling Group Inc.			28,850	920,027
PepsiCo Inc.			351,448	22,338,035

				56,681,105

BIOTECHNOLOGY—1.00%
Amgen Inc.	(a	)	249,646	13,950,218
Biogen Idec Inc.	(a	)	73,958	3,282,256
Celgene Corp.	(a	)	79,632	4,177,495
Genzyme Corp.	(a	) (b)	56,186	3,372,284
MedImmune Inc.	(a	) (b)	52,260	1,901,741
Millipore Corp.	(a	)	11,780	853,697

				27,537,691

BUILDING MATERIALS—0.15%
American Standard Companies Inc.	(b	)	37,179	1,971,231
Masco Corp.			84,524	2,315,958

				4,287,189

CHEMICALS—1.40%
Air Products & Chemicals Inc.	(b	)	47,095	3,483,146
Ashland Inc.			13,437	881,467
Dow Chemical Co. (The)			204,351	9,371,537
Du Pont (E.I.) de Nemours and Co.	(b	)	196,799	9,727,775
Eastman Chemical Co.	(b	)	17,716	1,121,954
Ecolab Inc.	(b	)	38,152	1,640,536
Hercules Inc.	(a	)	23,512	459,424
International Flavors & Fragrances Inc.			16,716	789,330
PPG Industries Inc.	(b	)	35,296	2,481,662
Praxair Inc.	(b	)	69,037	4,346,570
Rohm & Haas Co.	(b	)	30,199	1,561,892
Sherwin-Williams Co. (The)	(b	)	23,704	1,565,412
Sigma-Aldrich Corp.			28,068	1,165,383

				38,596,088

COAL—0.14%
CONSOL Energy Inc.	(b	)	38,858	1,520,514
Peabody Energy Corp.			56,341	2,267,162

				3,787,676

COMMERCIAL SERVICES—0.70%
Apollo Group Inc. Class A	(a	)	29,694	1,303,567
Block (H & R) Inc.			68,771	1,446,942
Convergys Corp.	(a	) (b)	29,501	749,620
Donnelley (R.R.) & Sons Co.			46,260	1,692,653
Equifax Inc.			26,835	978,136
McKesson Corp.			63,451	3,714,422
Monster Worldwide Inc.	(a	)	27,372	1,296,612
Moody’s Corp.			50,238	3,117,770
Robert Half International Inc.			36,312	1,343,907
Western Union Co.			163,842	3,596,332

				19,239,961

COMPUTERS—4.03%
Affiliated Computer Services Inc. Class A	(a	)	24,988	1,471,293
Apple Inc.	(a	)	184,899	17,178,966
Cognizant Technology Solutions Corp.	(a	)	30,289	2,673,610
Computer Sciences Corp.	(a	)	36,656	1,910,877
Dell Inc.	(a	)	486,067	11,281,615
Electronic Data Systems Corp.			110,811	3,067,248
EMC Corp.	(a	) (b)	471,676	6,532,713
Hewlett-Packard Co.			581,428	23,338,520
International Business Machines Corp.			322,421	30,391,403
Lexmark International Inc. Class A	(a	) (b)	21,098	1,233,389
NCR Corp.	(a	) (b)	37,910	1,810,961
Network Appliance Inc.	(a	)	79,880	2,917,218
SanDisk Corp.	(a	) (b)	48,651	2,130,914
Sun Microsystems Inc.	(a	)	770,926	4,633,265
Unisys Corp.	(a	) (b)	71,803	605,299

				111,177,291

COSMETICS & PERSONAL CARE—2.00%
Avon Products Inc.	(b	)	95,007	3,539,961
Colgate-Palmolive Co.			110,022	7,348,369
Estee Lauder Companies Inc. (The) Class A			27,299	1,333,556
Procter & Gamble Co.			678,276	42,839,912

				55,061,798

DISTRIBUTION & WHOLESALE—0.11%
Genuine Parts Co.	(b	)	36,561	1,791,489
Grainger (W.W.) Inc.	(b	)	15,911	1,228,966

				3,020,455

DIVERSIFIED FINANCIAL SERVICES—8.31%
American Express Co.			257,819	14,540,992
Ameriprise Financial Inc.			51,728	2,955,738
Bear Stearns Companies Inc. (The)			25,341	3,810,019
Capital One Financial Corp.			87,270	6,585,394
Chicago Mercantile Exchange Holdings Inc.			7,488	3,987,060
CIT Group Inc.			42,358	2,241,585
Citigroup Inc.			1,053,152	54,068,824
Countrywide Financial Corp.			126,036	4,239,851
E*TRADE Financial Corp.	(a	)	91,169	1,934,606
Federal Home Loan Mortgage Corp.			148,271	8,820,642
Federal National Mortgage Association			208,639	11,387,517
Federated Investors Inc. Class B			19,309	709,026
Franklin Resources Inc.			35,641	4,306,502
Goldman Sachs Group Inc. (The)			89,635	18,521,280
Janus Capital Group Inc.	(b	)	43,966	919,329
JPMorgan Chase & Co.			742,519	35,923,069
Legg Mason Inc.			28,099	2,647,207
Lehman Brothers Holdings Inc.			113,408	7,946,499
Merrill Lynch & Co. Inc.			189,180	15,450,331
Morgan Stanley			226,548	17,842,920
Rowe (T.) Price Group Inc.	(b	)	56,862	2,683,318
Schwab (Charles) Corp. (The)			220,594	4,034,664
SLM Corp.			87,995	3,598,996

				229,155,369

ELECTRIC—3.38%
AES Corp. (The)	(a	)	141,915	3,054,011
Allegheny Energy Inc.	(a	) (b)	35,258	1,732,578
Ameren Corp.			44,254	2,225,976
American Electric Power Co. Inc.	(b	)	84,555	4,122,056
CenterPoint Energy Inc.			67,058	1,203,021
CMS Energy Corp.			46,605	829,569
Consolidated Edison Inc.	(b	)	54,858	2,801,049
Constellation Energy Group Inc.			38,817	3,375,138
Dominion Resources Inc.			75,657	6,716,072
DTE Energy Co.	(b	)	37,978	1,819,146
Duke Energy Corp.	(b	)	268,540	5,448,677
Dynegy Inc. Class A	(a	)	83,003	768,608
Edison International	(b	)	69,680	3,423,378
Entergy Corp.			44,225	4,640,087
Exelon Corp.			143,545	9,862,977
FirstEnergy Corp.			69,435	4,599,374
FPL Group Inc.			86,443	5,287,718
Integrys Energy Group Inc.			16,052	891,047
PG&E Corp.	(b	)	75,099	3,625,029
Pinnacle West Capital Corp.	(b	)	21,434	1,034,191
PPL Corp.	(b	)	82,238	3,363,534

Progress Energy Inc.	(b	)	54,857	2,766,987
Public Service Enterprise Group Inc.			54,233	4,503,508
Southern Co. (The)			160,025	5,864,916
TECO Energy Inc.	(b	)	44,015	757,498
TXU Corp.			98,776	6,331,542
Xcel Energy Inc.	(b	)	86,864	2,144,672

				93,192,359

ELECTRICAL COMPONENTS & EQUIPMENT—0.30%
Emerson Electric Co.			171,680	7,397,691
Molex Inc.	(b	)	29,773	839,599

				8,237,290

ELECTRONICS—0.45%
Agilent Technologies Inc.	(a	) (b)	87,519	2,948,515
Applera Corp.—Applied Biosystems Group			39,078	1,155,536
Jabil Circuit Inc.			39,014	835,290
PerkinElmer Inc.			26,427	640,062
Sanmina-SCI Corp.	(a	)	110,847	401,266
Solectron Corp.	(a	) (b)	192,031	604,898
Tektronix Inc.			17,481	492,265
Thermo Fisher Scientific Inc.	(a	)	89,227	4,171,362
Waters Corp.	(a	)	21,685	1,257,730

				12,506,924

ENGINEERING & CONSTRUCTION—0.06%
Fluor Corp.			18,801	1,686,826

				1,686,826

ENTERTAINMENT—0.11%
International Game Technology Inc.			72,545	2,929,367

				2,929,367

ENVIRONMENTAL CONTROL—0.17%
Allied Waste Industries Inc.	(a	)	53,277	670,757
Waste Management Inc.			114,444	3,938,018

				4,608,775

FOOD—1.53%
Campbell Soup Co.	(b	)	48,581	1,892,230
ConAgra Foods Inc.			108,863	2,711,777
Dean Foods Co.	(a	)	28,739	1,343,261
General Mills Inc.			74,271	4,324,058
Heinz (H.J.) Co.			70,416	3,318,002
Hershey Co. (The)	(b	)	36,953	2,019,851
Kellogg Co.			53,609	2,757,111
Kraft Foods Inc.			41,958	1,328,390
Kroger Co.	(b	)	153,366	4,332,590
McCormick & Co. Inc. NVS			27,721	1,067,813
Safeway Inc.	(b	)	94,746	3,471,493
Sara Lee Corp.			159,979	2,706,845
SUPERVALU Inc.			44,600	1,742,522
Sysco Corp.			132,166	4,471,176
Tyson Foods Inc. Class A			53,338	1,035,291
Whole Foods Market Inc.	(b	)	30,247	1,356,578
Wrigley (William Jr.) Co.	(b	)	47,100	2,398,803

				42,277,791

FOREST PRODUCTS & PAPER—0.41%
International Paper Co.	(b	)	97,234	3,539,318
MeadWestvaco Corp.			38,931	1,200,632
Plum Creek Timber Co. Inc.	(b	)	38,376	1,512,782
Temple-Inland Inc.			23,119	1,381,129
Weyerhaeuser Co.			48,451	3,621,228

				11,255,089

GAS—0.25%
KeySpan Corp.			37,428	1,540,162
Nicor Inc.	(b	)	9,283	449,483
NiSource Inc.			57,846	1,413,756
Sempra Energy			56,028	3,418,268

				6,821,669

HAND & MACHINE TOOLS - 0.10%
Black & Decker Corp.			15,293	1,248,215
Snap-On Inc.			12,210	587,301
Stanley Works (The)	(b	)	17,150	949,424

				2,784,940

HEALTH CARE - PRODUCTS—3.01%
Bard (C.R.) Inc.			22,085	1,755,978
Bausch & Lomb Inc.			11,453	585,935
Baxter International Inc.			139,993	7,373,431
Becton, Dickinson & Co.			52,727	4,054,179
Biomet Inc.			52,299	2,222,185
Boston Scientific Corp.	(a	)	252,127	3,665,927
Johnson & Johnson			621,408	37,446,046
Medtronic Inc.			247,308	12,132,930
Patterson Companies Inc.	(a	) (b)	29,322	1,040,638
St. Jude Medical Inc.	(a	) (b)	75,537	2,840,947
Stryker Corp.	(b	)	63,541	4,214,039
Varian Medical Systems Inc.	(a	)	27,662	1,319,201
Zimmer Holdings Inc.	(a	) (b)	51,098	4,364,280

				83,015,716

HEALTH CARE - SERVICES—1.45%
Aetna Inc.			113,559	4,972,749
Coventry Health Care Inc.	(a	)	34,005	1,905,980
Humana Inc.	(a	)	35,623	2,066,846
Laboratory Corp. of America Holdings	(a	) (b)	26,769	1,944,232
Manor Care Inc.			15,837	860,899
Quest Diagnostics Inc.			34,011	1,696,129
Tenet Healthcare Corp.	(a	) (b)	100,137	643,881
UnitedHealth Group Inc.			288,256	15,268,920
WellPoint Inc.	(a	)	132,662	10,758,888

				40,118,524

HOME BUILDERS—0.20%
Centex Corp.	(b	)	25,412	1,061,713
Horton (D.R.) Inc.	(b	)	59,103	1,300,266
KB Home			16,587	707,767
Lennar Corp. Class A			29,571	1,248,192
Pulte Homes Inc.	(b	)	45,266	1,197,738

				5,515,676

HOME FURNISHINGS—0.10%
Harman International Industries Inc.	(b	)	13,970	1,342,238
Whirlpool Corp.	(b	)	16,726	1,420,205

				2,762,443

HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	(b	)	20,251	1,301,329
Clorox Co. (The)			32,572	2,074,511
Fortune Brands Inc.	(b	)	32,341	2,549,118
Kimberly-Clark Corp.			98,033	6,714,280

				12,639,238

HOUSEWARES—0.07%
Newell Rubbermaid Inc.			59,155	1,839,129

				1,839,129

INSURANCE—4.87%
ACE Ltd.			69,598	3,971,262
AFLAC Inc.			105,747	4,976,454
Allstate Corp. (The)			133,694	8,029,662
Ambac Financial Group Inc.	(b	)	22,649	1,956,647
American International Group Inc.			556,463	37,405,443
Aon Corp.	(b	)	66,179	2,512,155
Chubb Corp.			88,017	4,547,838
CIGNA Corp.			21,916	3,126,537
Cincinnati Financial Corp.	(b	)	37,142	1,574,821
Genworth Financial Inc. Class A			95,769	3,346,169
Hartford Financial Services Group Inc. (The)			67,791	6,479,464
Lincoln National Corp.			61,386	4,161,357
Loews Corp.			97,695	4,438,284
Marsh & McLennan Companies Inc.			117,795	3,450,216
MBIA Inc.	(b	)	28,783	1,884,999
MetLife Inc.			162,661	10,272,042
MGIC Investment Corp.	(b	)	17,892	1,054,197
Principal Financial Group Inc.			57,661	3,452,164
Progressive Corp. (The)			162,554	3,546,928
Prudential Financial Inc.			102,119	9,217,261
SAFECO Corp.	(b	)	24,028	1,596,180
Torchmark Corp.	(b	)	20,810	1,364,928
Travelers Companies Inc. (The)			147,610	7,641,770
Unum Group			73,184	1,685,428
XL Capital Ltd. Class A	(b	)	38,652	2,704,094

				134,396,300

INTERNET—1.71%
Amazon.com Inc.	(a	) (b)	66,128	2,631,233
eBay Inc.	(a	)	247,351	8,199,686
Google Inc. Class A	(a	)	46,686	21,389,658
IAC/InterActiveCorp	(a	) (b)	47,635	1,796,316
Symantec Corp.	(a	) (b)	204,903	3,544,822
VeriSign Inc.	(a	)	52,520	1,319,302
Yahoo! Inc.	(a	)	261,720	8,189,219

				47,070,236

IRON & STEEL—0.33%
Allegheny Technologies Inc.	(b	)	21,756	2,321,148
Nucor Corp.			64,902	4,227,067
United States Steel Corp.			25,896	2,568,106

				9,116,321

LEISURE TIME—0.34%
Brunswick Corp.			19,794	630,439
Carnival Corp.			95,154	4,458,916
Harley-Davidson Inc.			55,564	3,264,385
Sabre Holdings Corp.			27,788	910,057

				9,263,797

LODGING—0.52%
Harrah’s Entertainment Inc.			39,757	3,357,479
Hilton Hotels Corp.	(b	)	82,612	2,970,728
Marriott International Inc. Class A	(b	)	72,324	3,540,983
Starwood Hotels & Resorts Worldwide Inc.			45,844	2,972,983
Wyndham Worldwide Corp.	(a	)	42,525	1,452,229

				14,294,402

MACHINERY—0.73%
Caterpillar Inc.			139,179	9,329,168
Cummins Inc.			11,190	1,619,417
Deere & Co.			49,440	5,371,162
Rockwell Automation Inc.			37,026	2,216,747
Terex Corp.	(a	)	21,506	1,543,271

				20,079,765

MANUFACTURING—5.06%
Cooper Industries Ltd.	(b	)	39,058	1,757,219
Danaher Corp.			50,662	3,619,800
Dover Corp.			43,834	2,139,538
Eastman Kodak Co.	(b	)	61,375	1,384,620
Eaton Corp.			31,888	2,664,561
General Electric Co.			2,208,154	78,080,325
Honeywell International Inc.			174,675	8,045,531
Illinois Tool Works Inc.			89,695	4,628,262
Ingersoll-Rand Co. Class A			67,714	2,936,756
ITT Industries Inc.			39,447	2,379,443
Leggett & Platt Inc.	(b	)	37,825	857,493
Pall Corp.			26,387	1,002,706
Parker Hannifin Corp.	(b	)	25,297	2,183,384
Textron Inc.			26,839	2,410,142
3M Co.			157,455	12,034,286
Tyco International Ltd.			425,599	13,427,648

				139,551,714

MEDIA—3.29%
CBS Corp. Class B			166,308	5,087,362
Clear Channel Communications Inc.			105,556	3,698,682
Comcast Corp. Class A	(a	)	668,097	17,337,117
DIRECTV Group Inc. (The)	(a	)	164,789	3,801,682
Dow Jones & Co. Inc.	(b	)	13,868	478,030
Gannett Co. Inc.	(b	)	50,184	2,824,857

McGraw-Hill Companies Inc. (The)			75,744	4,762,783
Meredith Corp.			8,055	462,276
New York Times Co. Class A	(b	)	30,804	724,202
News Corp. Class A			500,851	11,579,675
Scripps (E.W.) Co. Class A			17,620	787,262
Time Warner Inc.			832,630	16,419,464
Tribune Co.	(b	)	41,012	1,316,895
Viacom Inc. Class B	(a	)	149,365	6,140,395
Walt Disney Co. (The)	(b	)	442,651	15,240,474

				90,661,156

MINING—0.65%
Alcoa Inc.			185,456	6,286,958
Freeport-McMoRan Copper & Gold Inc.			80,568	5,332,796
Newmont Mining Corp.			96,258	4,041,873
Vulcan Materials Co.	(b	)	20,302	2,364,777

				18,026,404

OFFICE & BUSINESS EQUIPMENT—0.20%
Pitney Bowes Inc.	(b	)	47,157	2,140,456
Xerox Corp.	(a	)	205,905	3,477,735

				5,618,191

OIL & GAS—8.04%
Anadarko Petroleum Corp.			98,293	4,224,633
Apache Corp.			70,442	4,980,249
Chesapeake Energy Corp.	(b	)	88,846	2,743,564
Chevron Corp.			466,612	34,510,624
ConocoPhillips			352,240	24,075,604
Devon Energy Corp.			94,543	6,544,266
ENSCO International Inc.			32,601	1,773,494
EOG Resources Inc.	(b	)	52,041	3,712,605
Exxon Mobil Corp.			1,227,375	92,605,444
Hess Corp.			57,853	3,209,106
Marathon Oil Corp.			75,411	7,452,869
Murphy Oil Corp.	(b	)	39,934	2,132,476
Nabors Industries Ltd.	(a	)(b)	66,507	1,973,263
Noble Corp.			28,863	2,270,941
Occidental Petroleum Corp.			184,316	9,088,622
Rowan Companies Inc.			23,207	753,531
Sunoco Inc.			26,937	1,897,442
Transocean Inc.	(a	)	62,523	5,108,129
Valero Energy Corp.			129,484	8,350,423
XTO Energy Inc.			78,225	4,287,512

				221,694,797

OIL & GAS SERVICES—1.41%
Baker Hughes Inc.	(b	)	69,254	4,579,767
BJ Services Co.			62,951	1,756,333
Halliburton Co.			215,068	6,826,258
National Oilwell Varco Inc.	(a	)	37,478	2,915,414
Schlumberger Ltd.	(b	)	252,143	17,423,081
Smith International Inc.	(b	)	42,805	2,056,780
Weatherford International Ltd.	(a	)(b)	72,830	3,284,633

				38,842,266

PACKAGING & CONTAINERS—0.14%
Ball Corp.			21,915	1,004,803
Bemis Co. Inc.			22,477	750,507
Pactiv Corp.	(a	)	29,008	978,730
Sealed Air Corp.	(b	)	34,090	1,077,244

				3,811,284

PHARMACEUTICALS—5.76%
Abbott Laboratories			328,475	18,328,905
Allergan Inc.	(b	)	33,099	3,668,031
AmerisourceBergen Corp.			42,412	2,237,233
Barr Pharmaceuticals Inc.	(a	)	22,814	1,057,429
Bristol-Myers Squibb Co.			432,888	12,016,971
Cardinal Health Inc.			86,626	6,319,367
Express Scripts Inc.	(a	)	28,985	2,339,669
Forest Laboratories Inc.	(a	)	67,704	3,482,694
Gilead Sciences Inc.	(a	)	100,348	7,676,622
Hospira Inc.	(a	)	33,140	1,355,426
King Pharmaceuticals Inc.	(a	)	51,335	1,009,759
Lilly (Eli) & Co.			210,654	11,314,226
Medco Health Solutions Inc.	(a	)	62,756	4,551,693
Merck & Co. Inc.			466,127	20,588,830
Mylan Laboratories Inc.			45,517	962,229
Pfizer Inc.			1,533,235	38,729,516
Schering-Plough Corp.			317,161	8,090,777
Watson Pharmaceuticals Inc.	(a	)	21,309	563,197
Wyeth			288,188	14,418,046

				158,710,620

PIPELINES—0.49%
El Paso Corp.			150,688	2,180,455
Kinder Morgan Inc.			23,021	2,450,585
Questar Corp.	(b	)	18,337	1,635,844
Spectra Energy Corp.			134,195	3,525,303
Williams Companies Inc. (The)			127,456	3,627,398

				13,419,585

REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A	(a	)	39,408	1,346,965
Realogy Corp.	(a	)	45,329	1,342,192

				2,689,157

REAL ESTATE INVESTMENT TRUSTS—1.22%
Apartment Investment & Management Co. Class A	(b	)	20,698	1,194,068
Archstone-Smith Trust	(b	)	47,567	2,581,937
AvalonBay Communities Inc.	(b	)	17,187	2,234,310
Boston Properties Inc.	(b	)	25,574	3,002,388
Developers Diversified Realty Corp.			27,239	1,713,333
Equity Residential			62,439	3,011,433
Host Hotels & Resorts Inc.			111,839	2,942,484
Kimco Realty Corp.			48,913	2,384,020
ProLogis			52,886	3,433,888
Public Storage Inc.			26,660	2,523,902
Simon Property Group Inc.	(b	)	48,053	5,345,896
Vornado Realty Trust	(b	)	27,599	3,293,665

				33,661,324

RETAIL—5.83%
Abercrombie & Fitch Co. Class A			18,963	1,435,120
AutoNation Inc.	(a	)	32,376	687,666
AutoZone Inc.	(a	)	11,094	1,421,585
Bed Bath & Beyond Inc.	(a	)(b)	60,642	2,435,989
Best Buy Co. Inc.			86,251	4,202,149
Big Lots Inc.	(a	)(b)	23,474	734,267
Circuit City Stores Inc.			29,625	548,951
Costco Wholesale Corp.	(b	)	98,521	5,304,371
CVS/Caremark Corp.	(b	)	329,640	11,253,910
Darden Restaurants Inc.			31,487	1,296,950
Dillard’s Inc. Class A	(b	)	12,705	415,835
Dollar General Corp.			66,470	1,405,841
Family Dollar Stores Inc.			32,239	954,919
Federated Department Stores Inc.			114,427	5,154,936
Gap Inc. (The)	(b	)	113,321	1,950,254
Home Depot Inc.	(b	)	437,840	16,086,242
Kohl’s Corp.	(a	)(b)	69,931	5,357,414
Limited Brands Inc.	(b	)	73,201	1,907,618
Lowe’s Companies Inc.			326,637	10,285,799
McDonald’s Corp.			264,062	11,895,993
Nordstrom Inc.	(b	)	48,990	2,593,531
Office Depot Inc.	(a	)	59,611	2,094,731
OfficeMax Inc.			16,089	848,534
Penney (J.C.) Co. Inc.	(b	)	48,097	3,951,650
RadioShack Corp.			28,512	770,679
Sears Holdings Corp.	(a	)	17,800	3,206,848
Staples Inc.			154,483	3,991,841
Starbucks Corp.	(a	)	161,694	5,070,724
Target Corp.			183,778	10,890,684
Tiffany & Co.			29,209	1,328,425
TJX Companies Inc.	(b	)	97,229	2,621,294
Walgreen Co.			214,692	9,852,216
Wal-Mart Stores Inc.			527,355	24,759,317
Wendy’s International Inc.			24,111	754,674
Yum! Brands Inc.			56,987	3,291,569

				160,762,526

SAVINGS & LOANS—0.41%
Hudson City Bancorp Inc.	(b	)	109,038	1,491,640
Sovereign Bancorp Inc.	(b	)	76,720	1,951,757
Washington Mutual Inc.			197,139	7,960,473

				11,403,870

SEMICONDUCTORS—2.37%
Advanced Micro Devices Inc.	(a	)	117,541	1,535,085
Altera Corp.	(a	)	76,854	1,536,311
Analog Devices Inc.			74,257	2,561,124
Applied Materials Inc.			297,023	5,441,461
Broadcom Corp. Class A	(a	)	100,265	3,215,499
Intel Corp.			1,234,109	23,608,505
KLA-Tencor Corp.	(b	)	42,505	2,266,367
Linear Technology Corp.			64,180	2,027,446
LSI Logic Corp.	(a	)(b)	165,544	1,728,279
Maxim Integrated Products Inc.	(b	)	68,477	2,013,224

Micron Technology Inc.	(a	)	161,390	1,949,591
National Semiconductor Corp.			62,619	1,511,623
Novellus Systems Inc.	(a	)(b)	26,634	852,821
NVIDIA Corp.	(a	)	76,019	2,187,827
PMC-Sierra Inc.	(a	)(b)	43,249	303,175
QLogic Corp.	(a	)	32,946	560,082
Teradyne Inc.	(a	)	41,559	687,386
Texas Instruments Inc.			317,651	9,561,295
Xilinx Inc.	(b	)	71,512	1,840,004

				65,387,105

SOFTWARE—3.75%
Adobe Systems Inc.	(a	)	125,973	5,253,074
Autodesk Inc.	(a	)	49,475	1,860,260
Automatic Data Processing Inc.			117,757	5,699,439
BMC Software Inc.	(a	)(b)	43,854	1,350,265
CA Inc.			87,696	2,272,203
Citrix Systems Inc.	(a	)(b)	38,324	1,227,518
Compuware Corp.	(a	)	78,503	744,993
Electronic Arts Inc.	(a	)(b)	65,931	3,320,285
Fidelity National Information Services Inc.			34,809	1,582,417
First Data Corp.			163,713	4,403,880
Fiserv Inc.	(a	)	37,140	1,970,648
IMS Health Inc.	(b	)	42,749	1,267,935
Intuit Inc.	(a	)	74,475	2,037,636
Microsoft Corp.			1,851,767	51,608,746
Novell Inc.	(a	)(b)	70,772	510,974
Oracle Corp.	(a	)	856,093	15,520,966
Paychex Inc.	(b	)	72,500	2,745,575

				103,376,814

TELECOMMUNICATIONS—6.27%
ADC Telecommunications Inc.	(a	)	24,625	412,223
Alltel Corp.			79,895	4,953,490
AT&T Inc.			1,339,938	52,833,755
Avaya Inc.	(a	)	96,375	1,138,189
CenturyTel Inc.	(b	)	24,476	1,106,070
Ciena Corp.	(a	)(b)	18,153	507,376
Cisco Systems Inc.	(a	)	1,299,826	33,184,558
Citizens Communications Co.			68,103	1,018,140
Corning Inc.	(a	)(b)	334,613	7,609,100
Embarq Corp.			31,901	1,797,621
JDS Uniphase Corp.	(a	)(b)	45,194	688,305
Juniper Networks Inc.	(a	)(b)	122,183	2,404,561
Motorola Inc.			517,244	9,139,702
QUALCOMM Inc.			355,428	15,162,558
Qwest Communications International Inc.	(a	)(b)	343,573	3,088,721
Sprint Nextel Corp.			619,217	11,740,354
Tellabs Inc.	(a	)	93,477	925,422
Verizon Communications Inc.			624,857	23,694,577
Windstream Corp.			101,861	1,496,338

				172,901,060

TEXTILES—0.04%
Cintas Corp.			29,104	1,050,654

				1,050,654

TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.			34,766	995,003
Mattel Inc.			81,618	2,250,208

				3,245,211

TRANSPORTATION—1.65%
Burlington Northern Santa Fe Corp.			76,830	6,179,437
C.H. Robinson Worldwide Inc.			36,505	1,743,114
CSX Corp.			93,359	3,739,028
FedEx Corp.			65,594	7,046,763
Norfolk Southern Corp.			84,854	4,293,612
Ryder System Inc.			13,132	647,933
Union Pacific Corp.			57,687	5,858,115
United Parcel Service Inc. Class B			229,746	16,105,193

				45,613,195

TOTAL COMMON STOCKS
(Cost: $2,317,083,749)				2,734,011,086

Security			Shares or Principal	Value
SHORT-TERM INVESTMENTS—10.22%
CERTIFICATES OF DEPOSIT (c)—0.25%
Credit Suisse First Boston NY 5.28%—5.43%, 04/23/07—08/21/07			$3,010,399	3,010,399
Deutsche Bank AG 5.35%, 08/08/07			3,762,997	3,762,997

				6,773,396

COMMERCIAL PAPER (c)—1.93%
Amstel Funding Corp.
5.22%, 04/16/07—04/17/07	(d	)	1,431,610	1,428,573
BNP Paribas Finance Inc.
5.11%, 06/06/07			526,820	521,954
Bryant Park Funding LLC
5.28%, 04/23/07	(d	)	2,257,798	2,250,844
Cheyne Finance LLC
5.24%, 04/12/07—04/23/07	(d	)	1,128,899	1,126,051
Concord Minutemen Capital Co. LLC
5.29%, 04/17/07	(d	)	2,257,798	2,252,822
Crown Point Capital Co. LLC
5.20%—5.28%, 04/04/07—07/18/07	(d	)	6,273,714	6,245,068
Edison Asset Securitization LLC
5.21%—5.39%, 04/02/07—04/11/07	(d	)	3,634,197	3,633,385
Five Finance Inc.
5.22%, 04/20/07	(d	)	692,392	690,584
General Electric Capital Corp.
5.11%—5.20%, 06/04/07—07/17/07	(d	)	2,634,098	2,600,947
Giro Funding Corp.
5.29%, 04/23/07	(d	)	1,505,199	1,500,554
Grampian Funding LLC
5.13%—5.23%, 04/23/07—06/06/07	(d	)	2,935,138	2,912,138
Irish Permanent Treasury PLC
5.18%, 07/10/07	(d	)	752,599	741,879

KKR Atlantic Funding Trust
5.29%—5.30%, 04/23/07—04/27/07	(d	)	2,257,798	2,250,160
KKR Pacific Funding Trust
5.29%, 04/24/07	(d	)	1,128,899	1,125,250
Lexington Parker Capital Co. LLC
5.18%—5.20%, 05/17/07—07/25/07	(d	)	1,901,789	1,878,195
Lockhart Funding LLC
5.25%, 05/04/07—05/14/07	(d	)	3,395,669	3,379,260
Nationwide Building Society
5.21%, 04/13/07	(d	)	1,429,939	1,427,663
Nestle Capital Corp.
5.19%, 08/09/07			903,119	886,324
Park Granada LLC
5.50%, 04/02/07	(d	)	3,173,336	3,173,336
Park Sienna LLC
5.50%, 04/02/07	(d	)	301,040	301,040
Sedna Finance Inc.
5.22%, 04/17/07	(d	)	857,963	856,097
Simba Funding Corp.
5.20%, 07/23/07	(d	)	1,505,199	1,480,848
Societe Generale
5.18%, 05/16/07			3,762,997	3,739,173
Tulip Funding Corp.
5.30%, 04/26/07	(d	)	2,034,126	2,026,939
Variable Funding Capital Corp.
5.41%, 04/02/07	(d	)	2,452,451	2,452,451
Westpac Banking Corp.
5.20%, 07/12/07	(d	)	1,354,679	1,334,916
Zela Finance Inc.
5.20%, 07/16/07	(d	)	903,119	889,422

				53,105,873

MEDIUM-TERM NOTES (c)—0.14%
Bank of America N.A.
5.28%, 04/20/07			376,300	376,300
Cullinan Finance Corp.
5.71%, 06/28/07	(d	)	1,128,899	1,128,899
K2 USA LLC
5.39%, 06/04/07	(d	)	1,128,899	1,128,899
Sigma Finance Inc.
5.51%, 06/18/07	(d	)	1,234,263	1,234,263

				3,868,361

MONEY MARKET FUNDS—0.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%	(e	)(f)	21,439,510	21,439,510

				21,439,510

REPURCHASE AGREEMENTS (c)—2.52%
Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,104,110, 6.00% to 7.40%, 5/15/11 to 11/15/25).			$3,010,398	3,010,398

Banc of America Securities LLC 5.49%, dated 3/30/07, due 4/2/07, maturity value $4,427,310 (collateralized by U.S. Government obligations and non-U.S. Government debt securities, value $4,728,954, 3.75% to 8.50%, 5/15/08 to 6/12/46).	4,425,285	4,425,285
Bank of America N.A. 5.38%, dated 3/30/07, due 4/2/07, maturity value $2,861,160 (collateralized by U.S. Government obligations, value $2,920,275, 5.50%, 12/1/34).	2,859,878	2,859,878
Bear Stearns Companies Inc. (The) 5.50%, dated 3/30/07, due 4/2/07, maturity value $2,258,833 (collateralized by non-U.S. Government debt securities, value $2,330,909, 1.00% to 10.00%, 10/17/18 to 11/25/52).	2,257,798	2,257,798
BNP Securities Corp. 5.48%, dated 3/30/07, due 4/2/07, maturity value $3,764,715 (collateralized by non-U.S. Government debt securities, value $4,110,691, 4.50% to 7.84%, 12/1/07 to 7/15/21).	3,762,997	3,762,997
BNP Securities Corp. 5.49%, dated 3/30/07, due 4/2/07, maturity value $150,589 (collateralized by non-U.S. Government debt securities, value $158,103, 4.50% to 7.84%, 12/1/07 to 7/15/21).	150,520	150,520
Citigroup Global Markets Holdings Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $9,788,269 (collateralized by non-U.S. Government debt securities, value $10,416,937, 0.00% to 6.01%, 5/27/33 to 3/15/37).	9,783,793	9,783,793
Citigroup Global Markets Holdings Inc. 5.55%, dated 3/30/07, due 4/2/07, maturity value $1,656,485 (collateralized by non-U.S. Government debt securities, value $1,762,875, 0.00% to 6.01%, 5/27/33 to 3/15/37).	1,655,719	1,655,719
Citigroup Global Markets Holdings Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $903,540 (collateralized by non-U.S. Government debt securities, value $961,571, 0.00% to 6.01%, 5/27/33 to 3/15/37).	903,119	903,119
Goldman Sachs Group Inc. (The) 5.48%, dated 3/30/07, due 4/2/07, maturity value $5,270,602 (collateralized by non-U.S. Government debt securities, value $5,537,673, 4.70% to 6.25%, 11/25/35 to 10/17/48).	5,268,196	5,268,196
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,011,775 (collateralized by non-U.S. Government debt securities, value $3,164,384, 0.00% to 8.85%, 8/15/09 to 10/15/49).	3,010,398	3,010,398
Goldman Sachs Group Inc. (The) 5.49%, dated 3/30/07, due 4/2/07, maturity value $3,570,565 (collateralized by non-U.S. Government debt securities, value $3,706,283, 0.00% to 5.68%, 4/17/07 to 1/25/47).	3,568,932	3,568,932
Greenwich Capital Markets Inc. 5.59%, dated 3/30/07, due 4/2/07, maturity value $1,505,900 (collateralized by non-U.S. Government debt securities, value $1,663,883, 5.65% to 9.49%, 1/1/17 to 6/1/48).	1,505,199	1,505,199
HSBC Securities Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $752,943 (collateralized by non-U.S. Government debt securities, value $791,153, 3.73% to 5.33%, 12/1/35 to 6/1/46).	752,599	752,599

JP Morgan Securities Inc. 5.54%, dated 3/30/07, due 4/2/07, maturity value $376,474 (collateralized by non-U.S. Government debt securities, value $395,572, 4.70% to 8.75%, 6/1/10 to 3/15/32).			376,300	376,300
Lehman Brothers Holdings Inc. 5.57%, dated 3/30/07, due 4/2/07, maturity value $10,541,283 (collateralized by non-U.S. Government debt securities, value $13,403,559, 1.13% to 10.07%, 1/15/09 to 10/12/49).			10,536,392	10,536,392
Merrill Lynch & Co. Inc. 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,552,123, 3.60% to 10.13%, 7/15/07 to 7/1/26).			1,505,199	1,505,199
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $1,505,888 (collateralized by non-U.S. Government debt securities, value $1,566,192, 0.00% to 10.00%, 4/1/07 to 3/31/37).			1,505,199	1,505,199
Morgan Stanley 5.49%, dated 3/30/07, due 4/2/07, maturity value $7,529,438 (collateralized by non-U.S. Government debt securities, value $7,917,124, 4.22% to 8.32%, 1/17/14 to 12/20/54).			7,525,995	7,525,995
Morgan Stanley 5.64%, dated 3/30/07, due 4/4/08, maturity value $1,114,880 (collateralized by non-U.S. Government debt securities, value $1,433,920, 0.00% to 10.00%, 4/1/07 to 3/31/37).	(g	)	1,053,639	1,053,639
Wachovia Capital 5.51%, dated 3/30/07, due 4/2/07, maturity value $4,065,903 (collateralized by non-U.S. Government debt securities, value $4,271,919, 0.06% to 8.32%, 5/15/09 to 3/15/49).			4,064,037	4,064,037

				69,481,592

TIME DEPOSITS (c)—0.64%
Bank of Montreal
5.25%, 04/02/07			3,049,578	3,049,578
Credit Suisse First Boston NY
5.32%, 04/03/07			7,525,995	7,525,995
Danske Bank
5.46%, 04/02/07			4,515,597	4,515,597
Deutsche Bank AG
5.25%, 04/02/07			2,634,881	2,634,881

				17,726,051

U.S. TREASURY OBLIGATIONS —0.06%
U.S. Treasury Bill
4.92%, 06/21/07	(h	) (i)	1,800,000	1,780,380

				1,780,380

VARIABLE & FLOATING RATE NOTES (c)—3.90%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 04/08/08	(d	)	3,853,309	3,853,660
American Express Centurion Bank
5.41%, 07/19/07			1,655,719	1,656,290
American Express Credit Corp.
5.42%, 03/05/08			451,560	451,761
AmeriCredit Automobile Receivables Trust
5.34%, 04/06/07			2,759	2,759
Arkle Master Issuer PLC
5.30%, 11/19/07	(d	)	1,128,899	1,128,899
ASIF Global Financing
5.40%, 05/03/07	(d	)	150,520	150,527

Australia & New Zealand Banking Group Ltd.
5.32%, 03/20/08	(d	)	978,379	978,379
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08	(d	)	2,182,538	2,182,595
Beta Finance Inc.
5.29% - 5.53%, 04/25/07 - 07/25/07	(d	)	3,838,257	3,838,305
BMW US Capital LLC
5.32%, 04/15/08	(d	)	1,505,199	1,505,199
BNP Paribas
5.33%, 11/19/07	(d	)	2,784,618	2,784,618
Brigantine High Grade Funding Ltd.
5.39%, 09/05/07	(d	)	1,444,991	1,444,879
Carlyle Loan Investment Ltd.
5.37%, 05/15/07 - 07/15/07	(d	)	978,379	978,379
CC USA Inc.
5.35%, 07/30/07	(d	)	752,599	752,630
Commodore CDO Ltd.
5.42%, 12/12/07	(d	)	323,542	323,542
Credit Agricole SA
5.33%, 11/23/07			1,505,199	1,505,199
Cullinan Finance Corp.
5.36%, 04/25/07	(d	)	376,300	376,300
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07	(d	)	69,405	69,405
DEPFA Bank PLC
5.39%, 12/14/07	(d	)	1,505,199	1,505,199
Dorada Finance Inc.
5.32% - 5.53%, 06/27/07 - 07/17/07	(d	)	1,730,979	1,730,994
Fifth Third Bancorp
5.32%, 02/22/08	(d	)	3,010,398	3,010,398
Five Finance Inc.
5.30% - 5.49%, 06/29/07 - 07/13/07	(d	)	978,379	978,343
General Electric Capital Corp.
5.28% - 5.44%, 07/09/07 - 04/24/08			1,580,459	1,580,575
Granite Master Issuer PLC
5.29%, 08/20/07	(d	)	5,268,196	5,268,196
Harrier Finance Funding LLC
5.11% - 5.36%, 06/06/07 - 08/15/07	(d	)	3,461,958	3,448,061
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08			2,257,798	2,257,906
HBOS Treasury Services PLC
5.41%, 01/24/08	(d	)	1,505,199	1,505,199
Holmes Financing PLC
5.29%, 07/16/07	(d	)	2,634,098	2,634,098
JP Morgan Securities Inc.
5.52%, 11/16/07			3,010,398	3,010,398
JPMorgan Chase & Co.
5.29% - 5.57%, 07/27/07 - 02/29/08	(g	)	4,139,297	4,139,297
K2 USA LLC
5.20% - 5.31%, 04/02/07 - 06/28/07	(d	)	1,128,899	1,128,885
Kestrel Funding LLC
5.30%, 07/11/07	(d	)	602,080	602,062
Kommunalkredit Austria AG
5.32%, 02/08/08	(d	)	903,119	903,119
Leafs LLC
5.32%, 01/22/08	(d	)	1,455,530	1,455,530

Links Finance LLC
5.28% - 5.47%, 05/10/07 - 05/16/07	(d	)	1,655,719	1,655,700
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07	(d	)	530,660	530,660
Marshall & Ilsley Bank
5.32%, 02/15/08			827,859	827,859
Master Funding LLC
5.35%, 04/25/07 - 05/25/07	(d	)	2,724,004	2,724,004
Merrill Lynch & Co. Inc.
5.58%, 05/30/07	(g	)	1,655,719	1,655,719
Metropolitan Life Global Funding I
5.35%, 04/04/08	(d	)	2,257,798	2,257,798
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07	(d	) (g)	150,520	150,520
Mound Financing PLC
5.29%, 05/08/07	(d	)	1,414,887	1,414,887
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08	(d	)	2,408,318	2,408,298
National City Bank of Indiana
5.34%, 05/21/07			752,599	752,608
Nationwide Building Society
5.36% - 5.48%, 07/20/07 - 04/04/08	(d	)	4,967,156	4,967,599
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08	(d	)	1,508,962	1,508,793
Northern Rock PLC
5.38%, 02/01/08	(d	)	1,806,239	1,806,270
Pricoa Global Funding I
5.31%, 02/27/08	(d	)	2,032,019	2,032,019
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07	(d	)	2,182,538	2,182,529
Skandinaviska Enskilda Banken
5.32%, 02/15/08	(d	)	1,505,199	1,505,199
Strips III LLC
5.37%, 07/24/07	(d	)	296,581	296,581
SunTrust Bank
5.29%, 05/01/07			1,505,199	1,505,204
Tango Finance Corp.
5.27% - 5.33%, 04/25/07 - 07/16/07	(d	)	3,672,685	3,672,599
Union Hamilton Special Funding LLC
5.35%, 06/15/07 - 06/21/07	(d	)	978,379	978,380
Wachovia Asset Securitization Inc.
5.31%, 04/25/07	(d	)	1,636,977	1,636,976
Wachovia Bank N.A.
5.48%, 05/22/07			3,808,153	3,808,157
Wal-Mart Stores Inc.
5.50%, 07/16/07	(d	)	1,128,899	1,129,118
Wells Fargo & Co.
5.33%, 11/15/07	(d	)	752,599	752,626
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07	(d	)	1,128,899	1,128,907
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07	(d	)	4,515,597	4,515,285
Wind Master Trust
5.31%, 07/25/07	(d	)	602,080	602,080

				107,547,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $281,722,592)	281,723,124

TOTAL INVESTMENTS IN SECURITIES — 109.39%
(Cost: $2,598,806,341)	3,015,734,210

Other Assets, Less Liabilities — (9.39)%	(258,774,409)

NET ASSETS — 100.00%	$2,756,959,801

NVS	Non-Voting Shares
(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.
(d)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Master Portfolio.
(h)	The rate quoted is the yield to maturity.
(i)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of March 31, 2007, the open futures contracts held by the Master

Portfolio were as follows:

Futures Contracts (Expiration Date)	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation

S&P 500 Index (6/15/07)	334	$23,901,040	$168,556

			$168,556

See accompanying notes to schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of March 31, 2007, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Master Portfolio’s net assets are computed and that may materially affect the value of the Master Portfolio’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Master Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Master Portfolio’s net assets and the prices used by the Master Portfolio’s benchmark index, which, in turn, could result in a difference between the Master Portfolio’s performance and the performance of the Master Portfolio’s benchmark index.

FEDERAL INCOME TAXES

As of March 31, 2007, the cost of investments for federal income tax purposes was $2,651,619,626. Net unrealized appreciation aggregated $364,114,584, of which $588,904,248 represented gross unrealized appreciation on securities and $224,789,664 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker and hold in a segregated account, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to brokers a U.S. Treasury Bill with a face amount of $1,800,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

3. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of March 31, 2007, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. government securities or non-U.S. government debt securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title) *	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(Principal Financial Officer)

Date     May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(Principal Executive Officer)

Date     May 30, 2007

By (Signature and Title) *	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(Principal Financial Officer)

Date     May 30, 2007

*	Print the name and title of each signing officer under his or her signature.